Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	DIVERSINET CORP
Entity Central Index Key	0000918387
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	div
Entity Common Stock, Shares Outstanding	43,009,347
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	$ 0